Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill by Reportable Segment
Changes in goodwill by reportable segment for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit
Balance at March 31, 2023
Goodwill	¥15,954	¥16,359	¥206,751	¥58,207	¥5,015	¥10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	15,105	16,168	206,751	58,168	4,644	10,971
Acquired	0	0	4,241	0	0	0
Impairment	0	0	0	0	0	0
Other (net) *	(54)	0	(35,556)	6,840	(192)	(10,971)

Balance at March 31, 2024
Goodwill	15,900	16,359	175,436	65,047	4,823	0
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	15,051	16,168	175,436	65,008	4,452	0
Acquired	31	0	7,849	0	0	0
Impairment	0	0	(5,520)	0	0	0
Other (net) *	(1,699)	0	(10,623)	3,220	0	0

Balance at March 31, 2025
Goodwill	13,682	16,359	172,662	68,267	4,452	0
Accumulated impairment losses	(299)	(191)	(5,520)	(39)	0	0
	13,383	16,168	167,142	68,228	4,452	0
Acquired	0	0	15,487	185	0	0
Impairment	0	0	0	0	0	0
Other (net) *	(168)	0	313	8,014	0	0

Balance at March 31, 2026
Goodwill	13,502	16,359	188,462	76,466	4,452	0
Accumulated impairment losses	(287)	(191)	(5,520)	(39)	0	0

	¥13,215	¥16,168	¥182,942	¥76,427	¥4,452	¥0

	Millions of yen
	Aircraft and Ships	ORIX USA	ORIX Europe	Asia and Australia	Corporate	Total
Balance at March 31, 2023
Goodwill	¥587	¥153,076	¥158,588	¥8,213	¥278	¥633,999
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	151,582	158,588	5,428	278	627,683
Acquired	0	0	0	0	0	4,241
Impairment	0	0	0	0	0	0
Other (net) *	0	20,298	18,927	554	0	(154)

Balance at March 31, 2024
Goodwill	587	173,374	177,515	8,767	278	638,086
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	171,880	177,515	5,982	278	631,770
Acquired	1,201	0	0	0	0	9,081
Impairment	0	(1,175)	0	0	0	(6,695)
Other (net) *	0	(2,146)	(907)	(143)	0	(12,298)

Balance at March 31, 2025
Goodwill	1,788	169,734	176,608	8,624	278	632,454
Accumulated impairment losses	(587)	(1,175)	0	(2,785)	0	(10,596)
	1,201	168,559	176,608	5,839	278	621,858
Acquired	0	135,302	0	0	0	150,974
Impairment	0	(52,738)	0	0	(278)	(53,016)
Other (net) *	326	22,517	22,499	275	0	53,776

Balance at March 31, 2026
Goodwill	1,527	326,378	199,107	8,899	278	835,430
Accumulated impairment losses	0	(52,738)	0	(2,785)	(278)	(61,838)

	¥1,527	¥273,640	¥199,107	¥6,114	¥0	¥773,592

*	Other (net) includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.

Other Intangible Assets
Other intangible assets at March 31, 2025 and 2026 consist of the following:

	Millions of yen
	2025	2026
Indefinite-lived intangible assets:
Trademarks and trade names	¥124,924	¥127,921
Asset management contracts	55,740	62,909
Others	11,657	19,582

	192,321	210,412

Intangible assets subject to amortization:
Software	150,479	169,220
Customer relationships	186,862	219,299
Asset management contracts	119,157	134,543
Others	152,925	157,533

	609,423	680,595
Accumulated amortization	(276,333)	(314,941)

Net	333,090	365,654

	¥525,411	¥576,066